Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Equity	€ 35,361	€ 37,200	[1]	€ 34,561	[1]	€ 33,364	€ 33,365	[1]
Non-current lease liabilities	6,696	5,875		5,593
Fixed assets payable	1,370	1,291		817
Non-current employee benefits	2,798	1,984		2,353		2,670
Non-current liabilities included in the calculation of net financial debt	32,083	30,858		33,562
Other	2,487	2,175		2,035
Total non-current liabilities	45,434	42,182		44,360		39,491
Current lease liabilities	1,369	1,496		1,339
Fixed assets payable	3,111	3,349		2,848
Trade payables	6,738	6,475		6,682			6,736
Customer contract liabilities	2,512	1,984		2,093			€ 2,002
Current employee benefits	2,316	2,192		2,261
Deferred income	180	165		51
Current liabilities included in the calculation of net financial debt	3,545	5,205		3,947
Other	7,505	7,427		8,545
Total current liabilities	27,276	28,294		27,767
Total equity and liabilities	108,071	107,676		106,689		€ 104,262
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	35,806	37,413		34,577
Non-current lease liabilities	6,669	5,843		5,564
Fixed assets payable	1,370	1,291		817
Non-current employee benefits	2,787	1,975		2,343
Non-current liabilities included in the calculation of net financial debt	32,083	30,858		33,562
Other	2,421	2,092		1,954
Total non-current liabilities	45,330	42,059		42,240
Current lease liabilities	1,364	1,491		1,335
Fixed assets payable	3,110	3,349		2,848
Trade payables	6,684	6,411		6,581
Customer contract liabilities	2,513	1,985		2,094
Current employee benefits	2,289	2,166		2,254
Deferred income	176	165		51
Current liabilities included in the calculation of net financial debt	3,549	5,207		3,950
Other	3,374	3,714		3,908
Total current liabilities	23,060	24,488		23,021
Total equity and liabilities	104,196	103,960		101,839
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,668	1,238		961
Fixed assets payable	639	613		35
Non-current employee benefits	1,643	1,007		1,309
Other	578	583		574
Total non-current liabilities	4,528	3,442		2,878
Current lease liabilities	312	240		170
Fixed assets payable	1,402	1,564		1,144
Trade payables	2,804	2,646		2,682
Customer contract liabilities	942	940		1,015
Current employee benefits	1,210	1,166		1,224
Deferred income		2		2
Current liabilities included in the calculation of net financial debt				0
Other	795	670		781
Total current liabilities	7,465	7,229		7,017
Total equity and liabilities	11,993	10,670		9,894
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,956	1,881		1,847
Fixed assets payable	627	525		616
Non-current employee benefits	26	23		51
Other	385	367		382
Total non-current liabilities	2,993	2,796		2,896
Current lease liabilities	391	463		477
Fixed assets payable	1,001	1,068		970
Trade payables	1,774	1,867		1,989
Customer contract liabilities	700	405		433
Current employee benefits	154	138		142
Deferred income	104	119		6
Other	485	373		446
Total current liabilities	4,609	4,432		4,461
Total equity and liabilities	7,602	7,229		7,357
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,015	977		945
Fixed assets payable	462	339		366
Non-current employee benefits	5	9		17
Other	57	65		80
Total non-current liabilities	1,539	1,389		1,409
Current lease liabilities	193	277		284
Fixed assets payable	551	655		563
Trade payables	782	987		1,051
Customer contract liabilities	182	103		98
Current employee benefits	43	38		33
Deferred income	84	114
Other	218	131		178
Total current liabilities	2,053	2,304		2,207
Total equity and liabilities	3,592	3,692		3,616
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	941	904		902
Fixed assets payable	165	186		251
Non-current employee benefits	21	15		34
Other	327	302		301
Total non-current liabilities	1,454	1,407		1,487
Current lease liabilities	198	186		192
Fixed assets payable	450	413		407
Trade payables	992	880		935
Customer contract liabilities	518	303		335
Current employee benefits	111	101		110
Deferred income	20	5		6
Other	266	242		268
Total current liabilities	2,555	2,129		2,252
Total equity and liabilities	4,009	3,536		3,739
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Trade payables	1	0		3
Total current liabilities	1	0		3
Total equity and liabilities	1	0		3
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	805	825		979
Fixed assets payable	104	153		166
Non-current employee benefits	80	72		68
Other	74	69		55
Total non-current liabilities	1,063	1,119		1,268
Current lease liabilities	181	141		157
Fixed assets payable	543	523		529
Trade payables	1,139	1,066		1,136
Customer contract liabilities	130	126		123
Current employee benefits	82	72		71
Deferred income	31	36		36
Other	1,833	1,435		1,211
Total current liabilities	3,939	3,398		3,264
Total equity and liabilities	5,002	4,517		4,532
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	378	346		288
Fixed assets payable	0
Non-current employee benefits	277	216		240
Other	20	39		39
Total non-current liabilities	676	602		566
Current lease liabilities	106	118		110
Fixed assets payable	58	60		72
Trade payables	771	745		784
Customer contract liabilities	599	422		412
Current employee benefits	446	415		407
Deferred income	35	1		1
Other	278	257		283
Total current liabilities	2,294	2,019		2,068
Total equity and liabilities	2,970	2,622		2,635
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,863	1,553		1,490
Fixed assets payable	0
Non-current employee benefits	760	656		676
Other	52	44		55
Total non-current liabilities	2,675	2,253		2,221
Current lease liabilities	375	529		422
Fixed assets payable	107	135		135
Trade payables	969	848		763
Customer contract liabilities	170	119		126
Current employee benefits	395	374		411
Deferred income	9	6		7
Other	570	900		846
Total current liabilities	2,595	2,911		2,711
Total equity and liabilities	5,270	5,165		4,933
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	35,806	37,413		34,577
Non-current employee benefits	0
Non-current liabilities included in the calculation of net financial debt	32,083	30,858		33,562
Other	1,312	990		849
Total non-current liabilities	33,395	31,847		34,411
Current lease liabilities	0
Fixed assets payable	0	(1)		(1)
Trade payables	(774)	(761)		(773)
Customer contract liabilities	(28)	(27)		(15)
Current employee benefits	0
Deferred income	(2)	0
Current liabilities included in the calculation of net financial debt	3,549	5,207		3,950
Other	(587)	80		341
Total current liabilities	2,158	4,498		3,501
Total equity and liabilities	71,360	73,757		72,488
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)		(27)
Total non-current liabilities	(27)	(27)		(27)
Trade payables	(103)	(55)		(24)
Customer contract liabilities	(1)	(1)
Deferred income	0
Current liabilities included in the calculation of net financial debt	(4)	(2)		(3)
Other	(5)	(2)
Total current liabilities	(113)	(61)		(28)
Total equity and liabilities	(140)	(88)		(55)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	(445)	(213)		(16)
Non-current lease liabilities	27	31		29
Non-current employee benefits	11	8		9
Other	93	110		109
Total non-current liabilities	131	150		147
Current lease liabilities	4	5		4
Fixed assets payable	1
Trade payables	157	120		125
Customer contract liabilities	0
Current employee benefits	27	27		6
Deferred income	3
Other	4,136	3,715		4,638
Total current liabilities	4,329	3,867		4,773
Total equity and liabilities	€ 4,015	€ 3,804		€ 4,904

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)